Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Summary of Income Tax Expense

The income tax expense of the Group is analyzed as follows:

	Year ended December 31,
	2020	2021	2022
	RMB’million	RMB’million	RMB’million
Current income tax	634	530	604
Deferred income tax (note b)	(178)	(113)	(70)
Total income tax expense	456	417	534

Summary of Reconciliation of Income Tax

The taxation on the Group’s profit before income tax differs from the theoretical amount that would arise using the tax rate of 25% for the years ended December 31, 2020, 2021 and 2022, being the tax rate of the major subsidiaries of the Group before enjoying preferential tax treatments, as follows:

	Year ended December 31,
	2020	2021	2022
	RMB’million	RMB’million	RMB’million
Profit before income tax	4,632	3,632	4,373
Tax calculated at a tax rate of 25%	1,158	908	1,093
Effects of different tax rates applicable to different subsidiaries of the Group	34	29	(22)
Effects of tax holiday on assessable profit of certain subsidiaries	(214)	(34)	-
Effects of preferential tax rate on assessable profit of certain subsidiaries	(631)	(664)	(764)
Expense not deductible for tax purposes	82	191	222
Income not subject to tax	-	(3)	-
Unrecognized deferred income tax assets	46	27	44
Utilization of previously unrecognized tax assets	(11)	(38)	(33)
Others	(8)	1	(6)
	456	417	534

Summary of Amount and Per Share Effect of Tax Holiday

The aggregate amount and per share effect of the tax holiday are as follows:

	Year ended December 31,
	2020	2021	2022
	RMB’million	RMB’million	RMB’million
Effects of tax holiday on assessable profit of certain subsidiaries	214	34	-
Per ordinary share effect—basic	0.06	0.01	-
Per ordinary share effect—diluted	0.06	0.01	-

Summary of Profit Before Tax	The Group’s profit before tax consists of:

	Year ended December 31,
	2020 RMB’million	2021 RMB’million	2022 RMB’million
Non-PRC	(4)	(5)	219
PRC	4,636	3,637	4,154
	4,632	3,632	4,373

Summary of Deferred Tax Assets and Deferred Tax Liabilities

	As at December 31,
	2021	2022
	RMB’million	RMB’million
The deferred tax assets comprise temporary differences attributable to:
Prepayments	134	134
Deferred revenue	83	49
Accruals	118	159
Others	15	9
Total deferred tax assets	350	351
Set-off of deferred tax liabilities pursuant to set-off provisions	(4)	(4)
Net deferred tax assets	346	347
The deferred tax liabilities comprise temporary differences attributable to:
Intangible assets acquired in business combinations	275	215
Total deferred tax liabilities	275	215
Set-off of deferred tax liabilities pursuant to set-off provisions	(4)	(4)
Net deferred liabilities	271	211

Summary of Recovery of Deferred Income Tax

The recovery of deferred income tax:

	As at December 31,
	2021	2022
	RMB’million	RMB’million
Deferred tax assets:
to be recovered after more than 12 months	48	12
to be recovered within 12 months	298	335
	346	347
Deferred tax liabilities:
to be recovered after more than 12 months	201	152
to be recovered within 12 months	70	59
	271	211

Summary of Movements of Deferred Income Tax Assets

The movements of deferred income tax assets were as follows:

	Prepayment and other investments	Deferred revenue	Accruals	Others	Total
	RMB’million	RMB’million	RMB’million	RMB’million	RMB’million
At January 1, 2021	105	55	136	12	308
Credited/(charged) to income statement	29	28	(18)	3	42
At December 31, 2021	134	83	118	15	350
(Charged)/credited to income statement	-	(34)	41	(6)	1
At December 31, 2022	134	49	159	9	351

Disclosure of Movement of Deferred Income Tax Liabilities Explanatory

The movements of deferred income tax liabilities were as follows:

Intangible assets
RMB’million
At January 1, 2021	270
Credited to income statement	(71)
Business combinations	76
At December 31, 2021	275
Credited to income statement	(69)
Business combinations	9
At December 31, 2022	215